FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Company's Derivative Liability and Warrant Liability

The following table provides a roll forward of the aggregate fair values of the Derivative Liability and Warrant Liability as of September 30, 2018, for which fair value is determined using Level 3 inputs (in thousands):

	Derivative	Warrant
	Liability	Liability
Balance as of January 1, 2018	$—	$—
Initial fair value of Derivative Liability	1,896	—
Initial fair value of Warrant Liability	—	74
Change in fair value	180	6
Balance as of March 31, 2018	$2,076	$80
Change in fair value	294	21
Balance as of June 30, 2018	$2,370	$101
Change in fair value	335	38
Balance as of September 30, 2018	$2,704	$139

The following table provides a roll forward of the aggregate fair values of the Company’s Derivative Liability and Warrant Liability, for which fair value is determined using Level 3 inputs (in thousands):

	Derivative	Warrant
	Liability	Liability
Balance as of January 1, 2018	$—	$—
Initial fair value of Derivative Liability	1,896	—
Initial fair value of Warrant Liability	—	74
Change in fair value	972	168
Extinguishment of Derivative Liability in connection with extinguishment of 2018 Notes	(2,868)	—
Reclassification of Warrant Liability into 2018 Notes Warrants	—	(242)
Balance as of December 31, 2018	$—	$—

Warrants Issued with the 2018 Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of fair value of warrants using the Black Scholes option pricing model

Contractual term (in years)	10.0
Volatility	74.48% - 76.56%
Risk-free interest rate	2.85% - 3.20%
Dividend yield	0.00%